Fair value	12 Months Ended
Dec. 31, 2019
Disclosure of fair value of financial assets and liabilities [abstract]
Disclosure of fair value of financial instruments [text block]
20	Fair value

Financial assets

The carrying value and fair value of the financial assets as of December 31, 2019, 2018 and 2017 can be presented as of:

	Carrying value			Fair value
in 000€	2019	2018	2017	2019	2018	2017
Financial assets
Debt instruments measured at amortized cost
Trade receivables (current)	40,977	36,891	35,582	40,977	36,891	35,582
Other financial assets (non-current)	580	1,530	1,221	580	1,530	1,221
Other current non-trade receivables	1,676	1,461	2,001	1,676	1,461	2,001
Cash & cash equivalents	128,897	115,506	43,175	128,897	115,506	43,175
Total debt instruments	172,130	155,388	81,979	172,130	155,388	81,979
Financial assets at fair value through profit or loss
Derivatives	9	117	218	9	117	218
Convertible loan	2,750	−	−	2,794	−	−
Total financial assets measured at fair value	2,759	117	218	2,803	117	218
Equity instruments designated at fair value through OCI
Non-listed equity investments	3,046	2,701	−	3,047	2,701	−
Total Equity instruments designated at fair value through OCI	3,046	2,701	−	3,047	2,701	−

The fair value of the financial assets has been determined on the basis of the following methods and assumptions:

  The carrying value of the cash and cash equivalents and the current receivables approximate their fair value due to their short term character;
  The fair value of the derivatives has been determined based on a mark-to-market analysis prepared by the bank based on observable market inputs (level 2 inputs);
  Other current non-trade receivables are being evaluated on the basis of their credit risk and interest rate. Their fair value is not different from their carrying value on December 31, 2019, 2018 and 2017
  The non-listed equity investments, mainly representing the investment in Essentium Inc, are measured at fair value. As of December 31, 2019, management considers that currently the cost is an appropriate estimate of fair value (level 2 input) because a recent capital increase indicated that the market valuation of Essentium Inc. has not changed and because of the followings reasons:
  Essentium Inc is a non-listed entity;
  The Group only has an insignificant interest in Essentium Inc (5% of the shares);
  The Group has no representatives in the Board of Directors of Essentium Inc; and
  Insufficient more recent information is available to measure fair value;
  The convertible loan granted to Fluidda is measured at fair value. As of December 31, 2019, management considers that the fair value is close to the carrying value (level 3 input). In assessing the fair value, the Group has made significant estimates with regard to the discount rate, the probability of each repayment and conversion scenario and related timing, the amount of the qualified capital increase. Changes in the significant assumptions may lead to a significant increase/decrease in the fair value of the convertible loan. A increase/decrease in the applied discount rate by 2% would lead to a change in fair value by K€ (267) / K€298.

Financial liabilities:

The carrying value and fair value of the financial liabilities as of December 31, 2019, 2018 and 2017 can be presented as follows:

	Carrying value			Fair value
in 000€	2019	2018	2017	2019	2018	2017
Financial liabilities measured at amortized cost
Loans & Borrowings including lease liabilities	127,939	106,037	94,557	128,930	105,026	95,351
Trade payables	18,517	18,667	15,670	18,517	18,667	15,670
Other liabilities excl. written put option on NCI	3,187	778	1,133	3,187	778	1,133
Total financial liabilities measured at amortized cost	149,643	125,482	111,360	150,634	124,471	112,154
Financial liabilities measured at fair value
Contingent consideration	−	450	905	−	450	905
Cash settled share based payments	−	786	351	−	786	351
Written put option on NCI	875	845	788	875	845	788
Derivatives	478	194	8	478	194	8
Total financial liability measured at fair value	1,353	2,275	2,052	1,353	2,275	2,052
Total non-current	112,549	94,521	85,276	112,288	93,289	85,890
Total current	38,447	33,236	28,136	39,699	33,457	28,316

The fair value of the financial liabilities has been determined on the basis of the following methods and assumptions:

  The carrying value of current liabilities approximates their fair value due to the short term character of these instruments;
  Loans and borrowings are evaluated based on their interest rates and maturity date. Most interest bearing debts have fixed interest rates and their fair value is subject to changes in interest rates and individual creditworthiness. Their carrying value approximates their fair value;
  The fair value of the derivatives has been determined based on a markt-to-market analysis prepared by the bank based on observatable marketinputs (level 2 inputs);
  The fair value of the written put option on non-controlling interest has been determined based on the present value of the redemption amount (level 3 inputs);
  The fair value of the cash-settled sharebased payments has been determined based on a black-scholes model using inputs that are level 1 (stock-price and risk-free interest rate) as well as level 2 (e.g. volatility). We refer to Note 14.
  The fair value of the (contingent) consideration has been determined based on the latest long-term business plans of the Cenat business (level 3 inputs). Note that the consideration is no longer contingent as per end 2018.

Fair value hierarchy

The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

  Level 1: quoted (unadjusted) prices in active markets for identical assets and liabilities;
  Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly; and
  Level 3: techniques which use inputs that have a significant effect on the recorded fair value that are not based on observable market data.

The Group has the following financial instruments carried at fair value in the statement of financial position on December 31, 2019, 2018 and 2017: the derivatives related to interest rate and foreign currency swaps as included in the above tables, a call option and written put option on non-controlling interest, the (contingent) consideration for the acquisition of Cenat and the non-listed equity investments.